INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Amounts Due To and From Other Unconsolidated Affiliates (Details) - Other Unconsolidated affiliates - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Receivable | Related Party
Schedule of Equity Method Investments [Line Items]
Due from affiliates	$ 4,138	$ 3,224
Other Assets
Schedule of Equity Method Investments [Line Items]
Due from affiliates	9,220	8,396
Accounts Payable
Schedule of Equity Method Investments [Line Items]
Accounts Payable	(10,514)	(8,959)
Trade Accounts Receivable | Related Party
Schedule of Equity Method Investments [Line Items]
Due from affiliates	$ 25,066	$ 27,503